Property, plant and equipment, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, net
Total	5,459,986	4,893,149
Less: accumulated depreciation	(1,629,798)	(1,036,207)
Subtotal	3,830,188	3,856,942
Construction-in-progress	617,281	1,242,266
Property and equipment, net	4,447,469	5,099,208
Impairment loss	397,789	303,068	47,286
Depreciation expense	646,955	475,278	285,435
JA Hebei and JA Fengxian facilities
Property, plant and equipment, net
Impairment loss	147,092
Capacity of outdated solar cells and solar modules facilities (in mega watts)	300
Buildings
Property, plant and equipment, net
Total	1,156,762	888,541
Number of long-term bank loans secured by pledge of building	2
Buildings | Export-Import Bank of China
Property, plant and equipment, net
Net book value of building pledged as collateral	103,761
Long term bank loan secured by pledge of building	130,000
Buildings | Agriculture Bank of China
Property, plant and equipment, net
Net book value of building pledged as collateral	244,751
Long term bank loan secured by pledge of building	118,000
Furniture, fixtures and office equipment
Property, plant and equipment, net
Total	79,425	63,972
Motor vehicles
Property, plant and equipment, net
Total	25,903	18,961
Machinery and equipment
Property, plant and equipment, net
Total	4,065,354	3,831,912
Impairment loss	250,697	303,068	47,286
Leasehold improvements
Property, plant and equipment, net
Total	132,542	89,763
Capitalized interest
Property, plant and equipment, net
Interest capitalized	51,783	50,912	28,626